Shareholders' Equity	12 Months Ended
Dec. 31, 2020
Shareholders' Equity
Shareholders' Equity

Note 10. Shareholders’ Equity

10.1.Share capital

The share capital is set at €386 thousand at December 31, 2020 divided into 38,630,261 fully authorized, subscribed and paid‑up shares with a nominal value of €0.01.

Changes in share capital during the years ended December 31, 2018, 2019 and 2020 are as follows:

in euros, except number of shares

			Premiums
		Share	related to	Number of	Nominal
Date	Nature of the transactions	capital	share capital	shares	value
Balance as of January 1st, 2018		164,445	44,991,815	16,444,477	0.01
01/26/2018	Capital increase by issuance of ordinary shares - Exercise of 1,803 BSPCE by Company employees	1,803	106,384	180,300	0.01
04/17/2018	Capital increase by issuance of ordinary shares – Company’s private placement	55,725	35,441,100	5,572,500	0.01
04/17/2018	Transaction costs related to the Company’s private placement	—	(3,079,174)	—	—
04/18/2018	Capital increase by issuance of ordinary shares – Vesting of AGA by Company employees	600	—	60,000	0.01
Balance as of January 1st, 2019		222,573	77,460,125	22,257,277	0.01
01/23/2019	Capital increase by issuance of ordinary shares — Exercise of 274 BSPCE by Company employees	274	17,693	27,400	0.01
01/26/2019	Capital increase by issuance of ordinary shares — Vesting of AGA by Company employees (AGA 2018‑1)	100	—	10,000	0.01
04/18/2019	Capital increase by issuance of ordinary shares — Vesting of AGA by Company employees (AGA 2017‑1)	775	—	77,500	0.01
09/20/2019	Capital increase by issuance of ordinary shares — Company’s private placement	41,600	8,236,798	4,159,999	0.01
09/20/2019	Transaction costs related to the Company’s private placement	—	(312,294)	—	—
10/02/2019	Capital increase by issuance of ordinary shares — Company’s private placement	3,139	621,593	313,936	0.01
10/02/2019	Transaction costs related to the Company’s private placement	—	(12,023)	—	—
Balance as of January 1st, 2020		268,461	86,011,893	26,846,112	0.01
01/26/2020	Capital increase by issuance of ordinary shares – Vesting of AGA by Company employees (AGA 2018-2)	633	—	63,300	0.01
02/07/2020	Capital increase by issuance of ordinary shares – Company’s private placement	37,783	14,962,218	3,778,338	0.01
02/07/2020	Transaction costs related to the Company’s private placement	—	(319,564)	—	—
04/17/2020	Appropriation of the issue premium	—	(48,000,000)	—	—
06/28/2020	Capital increase by issuance of ordinary shares – Vesting of AGA by Company employees (AGA 2019-2)	2,270	—	227,000	0.01
07/15/2020	Capital increase by issuance of ordinary shares – Company’s initial public offering	74,783	94,024,272	7,478,261	0.01
07/15/2020	Transaction costs related to the Company’s initial public offering	—	(7,077,866)	—	—
11/30/2020	Capital increase by emission of ordinary shares – exercise of 10,000 BSA by Karen Aïach, former administrator (BSA 2017)	100	66,650	10,000	0.01
12/14/2020	Capital increase by issuance of ordinary shares – Vesting of AGA by Company employees (AGA 2018-3)	2,273	—	227,250	0.01
Balance as of December 31, 2020		386,302	139,667,603	38,630,261	0.01

During the three periods presented, the main impacts on the share capital relate to the following events:

-	USD 107.7 million initial public offering on the Nasdaq Global Market in July 2020

See note 1.2 Significant events  of 2020

-	The reclassification of €48.0 million from debit retained earnings to premiums related to share capital following the decision of the General Meeting on April, 18 2020;
-	Capital increase of €14.7 million reserved for a category of investors in February 2020

See note 1.2 Significant events of 2020

-	Capital increases for a total amount of €8.9 million subscribed by Americans and Europeans investors in September and October 2019

On September 20, 2019 and On October 2, 2019, Inventiva completed two capital increases subscribed by New Enterprise Associates (NEA), as well as BVF Partners L.P., Sofinnova Partners and Novo Holdings A/S, three of the Company's existing shareholders.

The settlement-delivery of the new shares took place successfully on September 20, 2019 and on October 2, 2019.

The gross proceeds of the transaction were €8.9 million and were mainly dedicated to the research and development activities of the Company, including the development of the Company's product candidates, in particular lanifibranor and odiparcil.

The new shares are assimilated to the existing shares of the Company and are admitted to trading on Euronext Paris.

As part of the capital increase, the Company incurred transaction costs of €0.3 million in 2019, comprising compensation to financial intermediaries and legal and administrative fees. The costs are recognized as a deduction from additional paid-in capital within equity.

-Capital increase of €32.4 million by way of a private placement for a category of investors in April 2018

On April 17, 2018, Inventiva completed a capital increase without pre-emptive subscription rights for a category of beneficiaries.

The settlement-delivery of the new shares took place on April 17, 2018. The new shares are assimilated to the existing shares of the Company and are admitted to trading on Euronext Paris.

As part of the capital increase, the Company incurred transaction costs of €3.1 million in 2018, comprising compensation to financial intermediaries and legal and administrative fees. The costs are recognized as a deduction from additional paid-in capital within equity.

Movements related to BSA share warrants plans and AGA bonus shares award plans are described in Notes 10.3, “Share warrants plans” and 10.4, “Bonus share award plans”.

10.2.Liquidity agreement

On January 19, 2018, the Company entered into a new liquidity agreement with the investment service provider Kepler Cheuvreux, replacing the previous liquidity agreement with Oddo BHF, for a period of 12 months renewable by tacit agreement. Under the terms of the agreement, the investment services provider (ISP) is authorized to buy and sell Inventiva treasury shares without interference from the Company in order to ensure the liquidity of the shares on the Euronext market.

At the date of approval of these financial statements, the liquidity agreement with Kepler Chevreux was extended for a new period of 12 months from January 1, 2021.

At December 31, 2018, 2019 and 2020, treasury shares purchased and sold by Inventiva through its ISP, as well as the gains or losses resulting from share purchase, sale, issue and cancellation transactions during the period, were accounted for as a deduction from equity. Consequently, these transactions had no impact on the Company’s results.

10.3.Share warrants plans

Share warrants correspond to:

•	BSPCE founder share warrants granted to the Company’s employees in 2013 and 2015;
•	BSA share warrants granted to Company directors in 2017, with a subscription price set at €0.534;
•	BSA share warrants granted to Company service providers in 2018, with a subscription price set at €0.48;
•	BSA share warrants granted in 2019 to David Nikodem, a member of Sapidus Consulting Group LLC, a service provider of Inventiva, with a subscription price set at €0.18; and
•

BSA share warrants granted in 2020 to David Nikodem, a member of Sapidus Consulting Group LLC and to Jeremy Goldberg, a member of PG Heatlhcare LLC, service providers of Inventiva, with a subscription price set at €0.29.

Characteristics of BSPCE share warrants plans

At December 31, 2020, 88 BSPCE share warrants were outstanding. Each BSPCE share warrant corresponds to 100 shares. They are exercisable until December 31, 2023, after which date they will be forfeited.

BSPCE
2013-1
Decision of issuance by the Board of Directors	11/25/2013
Grant date	12/13/2013
Beneficiary	Employees
Number of BSPCE granted	9,027
Expiration date	12/31/2023
Number of shares per BSPCE	100
BSPCE exercise price (€)	58.50

Characteristics of BSA share warrant plans

At January 1, 2020, three BSA share warrant plans were outstanding: BSA 2017, BSA 2018 and BSA 2019.

		BSA		BSA	BSA
	BSA 2017	2018-1	BSA 2019	2019 bis	2019 ter
Decision of issuance by the Board of Directors	05/29/2017	12/14/2018	06/28/2019	03/09/2020	03/09/2020
Grant date	05/29/2017	12/14/2018	06/28/2019	03/09/2020	03/09/2020
Beneficiary	Directors	Service providers	Service providers	Service providers	Service providers
Vesting period (year)	3 tranches: 1 year, 2 years and 3 years	between 1 and 3 years	1	1	between 1 and 3 years
Expiration date	05/29/2027	12/14/2028	06/28/2029	03/09/2030	03/09/2030
Number of BSA granted	195,000	126,000	10,000	10,000	36,000
Number of shares per BSA	1	1	1	1	1
Subscription premium price per share (€)	0.534	0.48	0.18	0.29	0.29
Exercise price per share (€)	6.675	6.067	2.20	3.68	3.68
Performance condition	No	No	No	No	No
Valuation method	Black and Scholes
Fair value per BSA at grant date (€)	2.47	1.98	0.48	0.90	0.90
Expected volatility	40%	40%	40%	40%	40%
Average life (years)	6	6	5.5	6	6
Risk free rate	0.22%	0.30%	0.33%	0.0%	0.0%
Expected dividends	—	—	—	—	—

Movements in BSPCE and BSA share warrants (in number of shares issuable upon exercise)

		Exercise	Outstanding				Outstanding	Number of
		price	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2020	Issued	Exercised	Forfeited	2020	exercisable
BSPCE — 2013 plan	December 13, 2013	0.59	8,800	—	—	—	8,800	8,800
Total BSPCE			8,800	—	—	—	8,800	8,800
BSA — 2017 plan	May 29, 2017	6.68	140,000	—	(10,000)	—	130,000	130,000
BSA — 2018 plan	December 14, 2018	6.07	116,000	—	—	—	116,000	77,334
BSA — 2019 plan	June 28, 2019	2.20	10,000	—	—	—	10,000	10,000
BSA 2019 Bis	March 9, 2020	3.68	—	10,000	—	—	10,000	—
BSA 2019 Ter	March 9, 2020	3.68	—	36,000	—	—	36,000	—
Total BSA			266,000	46,000	(10,000)	—	302,000	217,334
Total			274,800	46,000	(10,000)	—	310,800	226,134

The change in BSPCE and BSA share warrants over 2020 can be broken down as follows:

•	the issue of 10,000 new 2019 Bis BSAs allocated to Jeremy Goldberg, a member of JPG Healthcare LLC,
•	the issue of 36,000 new 2019 Ter BSAs allocated to David Nikodem, a member of Sapidus Consulting Group LLC, a service provide to the Company.
•	the exercise of 10,000 BSA 2017 by Karen Aïach (former administrator)

At   December 31, 2020, a total of 88 BSPCEs (or 8,800 shares) and 302,000 BSAs were outstanding which corresponds to a total of 310,800 shares that can be issued during the exercise.

Share-based payments expense totaled €18 thousand at December 31, 2020 (compared to €227 thousand at December 31, 2019 and €184 thousand at December 31, 2018) and were recognized in personnel costs (see Note 18.1, “Personnel costs and headcount”).

		Exercise	Outstanding				Outstanding	Number of
		price	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2019	Issued	Exercised	Forfeited	2019	exercisable
BSPCE — 2015 plan	May 25, 2015	0.67	22,800	—	(22,800)	—	—	—
BSPCE — 2013 plan	December 13, 2013	0.59	13,400	—	(4,600)	—	8,800	8,800
Total BSPCE			36,200	—	(27,400)	—	8,800	8,800
BSA — 2017 plan	May 29, 2017	6.67	175,000	—	—	(35,000)	140,000	120,000
BSA — 2018 plan	December 14, 2018	6.07	126,000	—	—	(10,000)	116,000	38,667
BSA — 2019 plan	June 28, 2019	2.20	—	10,000	—	—	10,000	—
Total BSA			301,000	10,000	—	(45,000)	266,000	158,667
Total stock options			337,200	10,000	(27,400)	(45,000)	274,800	167,467

The change in BSPCE and BSA share warrants over 2019 can be broken down as follows:

•	the exercise of 274 BSPCE share warrants by Company employees on January 23, 2019, whereupon 27,400 new shares were issued;
•	the cancellation of 35,000 BSA 2017 share warrants allocated to two corporate officers, which were forfeited following the end of their offices at the Annual General Meeting of May 27, 2019;
•	the cancellation of 10,000 BSA 2018 share warrants allocated to JPG Healthcare, which were forfeited; and
•	the issue of 10,000 new 2019 BSAs allocated to David Nikodem, a member of Sapidus Consulting Group LLC, a service provide to the Company.

As of December 31, 2019, a total of 88 BSPCE (or 8,800 shares) and 266,000 BSA were outstanding.

		Exercise	Outstanding				Outstanding	Number of
		price	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2018	Issued	Exercised	Forfeited	2018	exercisable
BSPCE—2015 plan	May 25, 2015	0.67	54,700	—	(31,900)	—	22,800	22,800
BSPCE—2013 plan	December 13, 2013	0.59	161,800	—	(148,400)	—	13,400	13,400
Total BSPCE			216,500	—	180,300	—	36,200	36,200
BSA—2017 plan	May 29, 2017	6.67	195,000	—	—	(20,000)	175,000	65,000
BSA—2018 plan	December 14, 2018	6.067	—	126,000	—	—	126,000	—
Total BSA			195,000	126,000	—	(20,000)	301,000	65,000
Total stock options			411,500	126,000	(180,300)	(20,000)	337,200	101,200

The change in BSPCE and BSA share warrants over 2018 can be broken down as follows:

-	the exercise of 1,803 BSPCE share warrants by Company employees between January 5 and January 20, 2018, whereupon 180,300 new shares were issued;
-	the cancellation of 20,000 BSA 2017 share warrants allocated to one of the corporate officers which were forfeited following their departure; and
-	the issue of 126,000 new BSA 2018 share warrants allocated to three of the Company’s external advisers.

As of December 31, 2018, a total of 362 BSPCE (or 36,200 shares) and 301,000 BSA were outstanding.

10.4.Bonus share award plans

At January 1, 2020, four AGA free share award plans, two AGA 2018 plans and two AGA 2019 plans were in effect.

No bonus share award plan has been attributed in the year ended December 31, 2020.

Characteristics of AGA bonus share award plans

	AGA	AGA	AGA	AGA	AGA	AGA
	2017-1	2018-1	2018-2	2018-3	2019-1	2019-2
Decision of issuance by the Board of Directors	04/18/2017	01/26/2018	01/26/2018	12/14/2018	06/28/2019	06/28/2019
Grant date	04/18/2017	01/26/2018	01/26/2018	12/14/2018	06/28/2019	06/28/2019
Beneficiary	Employees	Employees	Employees	Employees	Employees	Employees
Vesting period (year)	2	1	2	2	2	1
Holding period (year)	1	1	1	1	1	1
Service condition	Yes	Yes	Yes	Yes	Yes	Yes
Performance condition	No	No	No	No	No	No
Number of AGA granted	92,300	10,000	65,700	265,700	37,500	246,000
Number of shares per AGA	1	1	1	1	1	1
Fair value per share at grant date (€)	7.04	5.54	5.54	6.05	1.92	1.92

Bonus share movements (in number of shares issuable upon exercise)

		Stock price	Outstanding				Outstanding	Number of
		at grant date	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2020	Issued	vesting	Forfeited	2020	exercisable
AGA — 2018‑2 plan	January 26, 2018	5.76	63,300	—	(63,300)	—	—	—
AGA — 2018‑3 plan	December 14, 2018	6.28	227,250	—	(227,250)	—	—	—
AGA — 2019‑1 plan	June 28, 2019	2.00	37,500	—	—	(8,400)	29,100	—
AGA — 2019‑2 plan	June 28, 2019	2.00	228,000	—	(227,000)	(1,000)	—	—
Total AGA			556,050	—	(517,550)	(9,400)	29,100	—

During 2020, the change in AGA bonus shares over the period can be broken down as follows:

•	The definitive vesting of 63,300 AGA 2018-2 , 227,000 AGA 2019-2 and 227,250 AGA 2018-3. As a result, 517,550 new shares were issued; and,
•	The cancellation of a total of 8,400 AGA 2019-1 AGA and 1,000 AGA 2019-2 that have forfeited following the departure of employees.

At December 31, 2020, a total of 29,100 AGA free shares were outstanding. AGA 2019-1 bonus shares are exercisable from June 28, 2021 to no later than June 28, 2022, subject to continued employment.

Share-based payments expense totaled €920 thousand at December 31, 2020  (€1,180 thousand at December 31, 2019 and €649 thousand at December 31, 2018) and were recognized in personnel costs (see Note 18.1, “Personnel costs and headcount”).

		Stock price	Outstanding				Outstanding	Number of
		at grant date	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2019	Issued	Vesting	Forfeited	2019	exercisable
AGA — 2017-1 plan	April 18, 2017	7.35	77,500	—	(77,500)	—	—	—
AGA — 2018-1 plan	January 26, 2018	5.76	10,000	—	(10,000)	—	—	—
AGA — 2018-2 plan	January 26, 2018	5.76	65,700	—	—	(2,400)	63,300	—
AGA — 2018-3 plan	December 14, 2018	6.28	265,700	—	—	(38,450)	227,250	—
AGA — 2019-1 plan	June 28, 2019	2.00	—	37,500	—	—	37,500	—
AGA — 2019-2 plan	June 28, 2019	2.00	—	246,000	—	(18,000)	228,000	—
Total AGA			418,900	283,500	(87,500)	(58,850)	556,050	—

During 2019, the change in AGA bonus shares over the period can be broken down as follows:

•	Two new share plans for Company employees involving a total of 283,500 potential new shares.
•	Final allotment of 10,000 AGA 2018-1 bonus shares on January 26, 2019 and 77,500 AGA 2017-1 bonus shares on April 18, 2019, whereupon 87,500 new shares were issued.
•

Cancellation of 58,850 AGA bonus shares which were forfeited during the period: 10,850 AGA 2018-3 warrants as part of the redundancy plan for the period, 2,400 AGA 2018-3 bonus shares refused by an employee, and 45,600 AGA bonus shares bonus (of which 2,400 AGA 2018-2 bonus shares, 25,200 AGA 2018-3 bonus shares and 18,000 AGA 2019-2 bonus shares) as a result of voluntary departures.

AGA 2019-1 bonus shares are exercisable from June 28, 2021 to no later than June 28, 2022, subject to continued employment. AGA 2019-2 bonus shares are exercisable from June 28, 2020 to no later than June 28, 2021, subject to continued employment.

At December 31, 2019, a total of 556,050 AGA bonus shares were outstanding.

		Stock price	Outstanding				Outstanding	Number of
		at grant date	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2018	Issued	Vesting	Forfeited	2018	exercisable
AGA—2017‑1 plan	April 18, 2017	7.35	79,900	—	—	(2,400)	77,500	—
AGA—2017‑2 plan	April 18, 2017	7.35	60,000	—	(60,000)	—	—	—
AGA—2018‑1 plan	January 26, 2018	5.76	—	10,000	—	—	10,000	—
AGA—2018‑2 plan	January 26, 2018	5.76	—	65,700	—	—	65,700	—
AGA—2018‑3 plan	December 14, 2018	6.28	—	265,700	—	—	265,700	—
Total AGA			139,900	341,400	(60,000)	(2,400)	418,900	—

At December 31, 2018, a total of 418,900 AGA bonus shares were outstanding.